INCOME TAX - Estimates to recover income tax assets and settle income tax liabilities - Deferred tax (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	$ (3,988,263)	$ (4,265,728)	$ (3,211,452)	$ (2,567,101)
Deferred tax assets [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	7,527,728	6,642,821	7,669,219	6,171,791
Deferred tax assets [member] | Later than one year [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	1,238,172	1,720,235
Deferred tax assets [member] | Not later than one year [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	6,289,556	4,922,586
Deferred tax liabilities [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	(11,515,991)	(10,908,549)	$ (10,880,671)	$ (8,738,892)
Deferred tax liabilities [member] | Later than one year [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	(1,082,965)	(999,487)
Deferred tax liabilities [member] | Not later than one year [member]
Deferred tax assets and liabilities [abstract]
Deferred tax (liability) asset, net	$ (10,433,026)	$ (9,909,062)